TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
TAXES PAYABLE
Schedule of taxes payable

	2018	2017
Payroll charges	58,907	75,752
ICMS (state VAT)	25,385	37,444
COFINS (tax on revenue)	2,162	5,411
IPI (federal VAT)	14,372	17,305
IVA (value-added tax) and others	250,719	148,189
	351,545	284,101